Schedule of group’s exposure to credit risk and ECLs for trade receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 731,630	$ 509,188
Loss allowance	$ 47,691	$ 46,768
Current [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Gross carrying amount	$ 566,787	$ 406,305
Loss allowance
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	3.00%	5.00%
Gross carrying amount	$ 120,572	$ 59,333
Loss allowance	$ 3,420	$ 3,218
Later than six months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	$ 44,271	$ 43,550
Loss allowance	$ 44,271	$ 43,550